long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Current portion of non-current borrowings		1,432		1,332
Long-term debt		20,288		18,474
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		1,400		1,400
Long-term debt	$ 574	$ 731	$ 781	1,015
Effective average interest rate	0.33%	0.33%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Current portion of non-current borrowings		$ 0